Off-Balance Sheet Items - Schedule of Counter-guarantees, Classified by Type (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Other Preferred Guarantees Received	$ 26,407,391	$ 37,051,033
Other Guarantees Received	$ 0	$ 25,606,866